Oil and Gas Properties - Additional Information (Details) CAD in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD $ / MMBTU CAD / $ $ / bbl
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets	CAD 40,000	CAD 11,786	CAD 63,237
Gains (losses) on disposals of non-current assets		19,300
Impairment		0	423,176
Peace River CGU | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit			CAD 550,200
Peace River CGU | Minimum | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections			10.00%
Peace River CGU | Maximum | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections			15.00%
Peace River CGU | 2017
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | CAD / $			1.28
Peace River CGU | 2018
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | CAD / $			1.22
Peace River CGU | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | CAD / $			1.18
Peace River CGU | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | CAD / $			1.18
Peace River CGU | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | CAD / $			1.18
Peace River CGU | Oil reserves | 2017
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / bbl			55.00
Peace River CGU | Oil reserves | 2018
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / bbl			65.00
Peace River CGU | Oil reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / bbl			70.00
Peace River CGU | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / bbl			71.40
Peace River CGU | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / bbl			72.83
Peace River CGU | Natural gas reserves | 2017
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU			3.50
Peace River CGU | Natural gas reserves | 2018
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU			3.50
Peace River CGU | Natural gas reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU			3.50
Peace River CGU | Natural gas reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU			4.00
Peace River CGU | Natural gas reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU			4.08
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised			CAD 256,559
Gains (losses) on disposals of non-current assets		26,500
Oil and gas assets | Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised			26,600
Oil and gas assets | Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised			CAD 230,000
Asset retirement obligations
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) on disposals of non-current assets		CAD 8,000